RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Benefit plans' expense	$ 37	$ 38	$ 9
Discount rates	2.30%	1.72%	2.50%
Rates of compensation	2.60%	2.30%	2.80%